COMMON STOCK - Schedule of common stock (Details) - shares	Sep. 30, 2023	Jun. 15, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Total shares authorized			101,000,000
Total	36,871,502		10,008,474
Reserve for convertible debt
Class of Stock [Line Items]
Total	18,945,919
LAAA - Public warrants (transfer)
Class of Stock [Line Items]
Total			4,100,250
LAAA - Private warrants (transfer)
Class of Stock [Line Items]
Total			496,941
Warrant
Class of Stock [Line Items]
Total	12,014,300
Reserve for earn-out shares
Class of Stock [Line Items]
Total	3,000,000		3,000,000
2022 Equity Incentive Plan reserve
Class of Stock [Line Items]
Total	2,411,283		2,411,283
Employee stock purchase plan
Class of Stock [Line Items]
Total	500,000	500,000